Shareholder Fees - FidelitySmallCapEnhancedIndexFund-PRO	Apr. 29, 2023 USD ($)
FidelitySmallCapEnhancedIndexFund-PRO | Fidelity Small Cap Enhanced Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none